RECEIVABLES AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2014
Receivables and Prepaid Expenses [Abstract]
Schedule of Receivables and Prepaid Expenses, Current [Table Text Block]
	December 31,
	2014	2013

Government authorities	$117	$46
Prepaid expenses	311	69

	$428	$115